Fair value measurement (Details) - Black-Scholes Merton model	Dec. 31, 2025 yr $ / shares	Mar. 31, 2025 $ / shares yr
Exercise price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	11.5	11.5
Share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	2.5	5.1
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.523	0.359
Expected life (in years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input | yr	3.9	4.7
Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.0362	0.0395
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.0000	0.0000